Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with Cespira	Three Months Ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Sales of goods, services, and other income	$6	$9,721	$12	$15,280
Inventory purchased, services and other expenses	404	1,288	434	1,898

Related party balances with Cespira	June 30, 2026	December 31, 2025
Receivables (note 6)	$289	$274
Payables (note 10)	$469	$78